Goodwill and Intangible Assets - Summary of Movement in Intangible Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₨ 15,922
Ending balance	18,113	$ 278	₨ 15,922
Carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	26,807		20,947
Translation adjustment	596		(860)
Acquisition through business combinations	5,734		6,720
Ending balance	33,137		26,807
Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	10,885		5,106
Translation adjustment	25		(75)
Amortization and impairment	4,114		5,854
Ending balance	15,024		10,885
Customer related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,264
Ending balance	14,323		11,264
Customer related intangibles [member] | Carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	20,528		18,360
Translation adjustment	493		(546)
Acquisition through business combinations	5,565		2,714
Ending balance	26,586		20,528
Customer related intangibles [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,264		4,164
Translation adjustment	14		(7)
Amortization and impairment	2,985		5,107
Ending balance	12,263		9,264
Marketing related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,658
Ending balance	3,790		4,658
Marketing related intangibles [member] | Carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,279		2,587
Translation adjustment	103		(314)
Acquisition through business combinations	169		4,006
Ending balance	6,551		6,279
Marketing related intangibles [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,621		942
Translation adjustment	11		(68)
Amortization and impairment	1,129		747
Ending balance	₨ 2,761		₨ 1,621